Income Taxes - Additional Information (Detail)							12 Months Ended
	May 16, 2016 USD ($)	Apr. 26, 2013 USD ($)	Sep. 29, 2011 USD ($)	Jun. 10, 2011 USD ($)	Mar. 09, 2010 USD ($)	Feb. 17, 2009 USD ($)	Dec. 31, 2017 USD ($) Entity	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Oct. 25, 2017 USD ($)	Jun. 23, 2017 USD ($)	Jan. 09, 2017	Jun. 21, 2016 USD ($)	Feb. 17, 2011 USD ($)	Feb. 08, 2011 USD ($)	Jan. 31, 2011 USD ($)	Nov. 30, 2010 USD ($)	Sep. 14, 2009 USD ($)	Dec. 17, 2008 USD ($)	May 31, 2008 USD ($)	Oct. 31, 2007 USD ($)
Income Tax Contingency [Line Items]
Enacted tax rate							25.00%	25.00%	25.00%
Dividend withholding tax rate												5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries							$ 0	$ 0	$ 0
Provision for uncertain tax positions							0
Interest and penalties related to uncertain tax positions							0	0	0
Material unrecognized tax benefit							0	0	0
Additional Tax against two former directors		$ 2,300,000
Additional tax by way of penalty		1,600,000
Insurance recoveries for legal costs and expenses	$ 800,000
Movement of valuation allowance							1,743,000	(1,417,000)	(3,393,000)
Net operating losses carryforward indefinitely							24,475,000	19,842,000	29,057,000
Income tax expense							0	$ 0	$ 0
December 31, 2019
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration							12,637,000
December 31, 2020
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration							593,000
December 31, 2021
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration							549,000
December 31, 2022
Income Tax Contingency [Line Items]
Net operating losses carryforward from operations subjected to expiration							7,370,000
Maximum
Income Tax Contingency [Line Items]
Monthly calculated compound tax penalty ceiling, as percentage of original amount of tax assessed															300.00%
Director One
Income Tax Contingency [Line Items]
Tax penalty, as percentage of original amount of tax assessed															140.00%
Director Two
Income Tax Contingency [Line Items]
Tax penalty, as percentage of original amount of tax assessed															90.00%
Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Total tax claims plus interest				$ 5,400,000			$ 6,600,000			$ 300,000	$ 3,000,000
Nam Tai Telecom (Hong Kong) Company Limited
Income Tax Contingency [Line Items]
Total tax claims plus interest			$ 38,000,000		$ 300,000
Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Total tax claims plus interest			$ 900,000			$ 300,000
Tax years 1996/1997, 1997/1998, 1998/1999 and 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																								$ 2,900,000
Taxable years 1997/1998, 1998/1999, 1999/2000, and 2000/2001 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																							$ 3,000,000
Income tax assessment overlapping taxes																							$ 1,900,000
Taxable year 1996/1997
Income Tax Contingency [Line Items]
Additional tax by way of penalty		800,000
Taxable year 1996/1997 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment											$ 800,000
Taxable years from 1996/1997 to 2003/2004 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																				$ 100,000
Taxable years 1996/1997, 1998/1999 and 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																				100,000
Taxable years from 1996/1997 to 1999/2000 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment																			$ 1,500,000
Taxable years from 1996/1997 to 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																				$ 13,000,000
Taxable year 2000/01 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 1,000,000
Taxable year 2003/04 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 200,000
Taxable year 2002/2003 | Nam Tai Telecom (Hong Kong) Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																$ 400,000	$ 30,000,000				$ 300,000
Taxable years 2001/2002 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment																						$ 300,000
Taxable years 2001/2002, 2002/2003 and 2003/2004 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment													$ 1,100,000					$ 900,000
Taxable year 1997/1998
Income Tax Contingency [Line Items]
Additional tax by way of penalty		700,000
Taxable year 1997/1998 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment																			$ 700,000
Taxable years 1999/2000
Income Tax Contingency [Line Items]
Additional tax by way of penalty		$ 800,000
Hong Kong
Income Tax Contingency [Line Items]
Enacted tax rate							16.50%	16.50%	16.50%
Number of entities | Entity							3
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income tax expense							$ 0	$ 0	$ 0